Mining interests - Gramalote Property - Schedule of Purchase Price Allocated to Assets and Liabilities (Details) - Gramalote Project $ in Thousands	Oct. 05, 2023 USD ($)
Disclosure of Asset Acquisition [Line Items]
Cash and cash equivalents	$ 1,606
Accounts receivable, prepaids and other	2,197
Value added tax receivables (non-current)	8,567
Mining interest - Gramalote	25,568
Accounts payable and accrued liabilities	(1,317)
Lease liabilities	(111)
Current income and other taxes payable	(144)
Mine restoration provision	(1,675)
Identifiable assets acquired (liabilities assumed)	$ 34,691